CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net revenues	$ 398,055	$ 284,171	$ 292,906	$ 217,914	$ 305,242	$ 232,459	$ 235,623	$ 184,760	$ 1,193,046	$ 958,084	$ 772,752
Cost of goods sold									756,597	601,735	501,132
Gross profit	145,174	101,880	114,127	75,268	117,526	84,393	91,246	63,184	436,449	356,349	271,620
Selling, general and administrative expenses									505,485	329,506	274,836
Income (loss) from operations									(69,036)	26,843	(3,216)
Interest expense									(5,776)	(5,134)	(3,150)
Income (loss) before income taxes									(74,812)	21,709	(6,366)
Income tax expense (benefit)									(62,023)	1,121	685
Net income (loss)	$ (28,362)	$ 1,685	$ 17,616	$ (3,728)	$ 24,054	$ (4,830)	$ 7,582	$ (6,218)	$ (12,789)	$ 20,588	$ (7,051)
Weighted-average shares used in computing basic and diluted net income (loss) per share	35,692,064	1,000	1,000	1,000	1,000	674	100	100	9,428,828	468	100
Basic and diluted net income (loss) per share	$ (0.79)	$ 1,685.00	$ 17,616.00	$ (3,728.00)	$ 24,054.00	$ (7,166.00)	$ 75,820.00	$ (62,180.00)	$ (1.36)	$ 43,991.00	$ (70,510.00)